Financial Instruments Risks - Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Of The Economic Value Given A Variation Of 100 Basis Points [Abstract]
Closing	0.95%	0.38%
Minimum	0.54%	0.17%
Maximum	1.34%	0.47%
Average	0.81%	0.34%